Revenue information (Tables)	12 Months Ended
Dec. 31, 2021
Revenue information
Schedule of disaggregation of revenue

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Base commission from transactions	3,454,957	2,223,685	821,899
Innovation initiatives and other value-added services	144,479	227,602	120,481
	3,599,436	2,451,287	942,380